Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cost of Sales [Abstract]
Cash operating costs	$ 1,316	$ 1,205	$ 2,554
Royalties	91	88	185
Other cash costs	9	7	14
Total cash costs	1,416	1,300	2,753
Retrenchment costs	2	4	6
Rehabilitation and other non-cash costs	13	(4)	0
Amortisation of tangible assets	261	243	551
Amortisation of right of use assets	39	40	81
Amortisation of intangible assets	0	1	1
Inventory change	18	8	(30)
Cost of sales	1,749	$ 1,592	$ 3,362
Increase in cash operating costs	$ 111